Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value

Asset Backed Securities (23.86%)(1)
2,062,100	AASET 2021-1A C (6)	5.82%	11/16/2041	4.94%	$1,608,438
938,582	Blackbird Capital Aircraft 2021-1A B	3.45%	07/15/2046	2.19%	712,786
1,310,000	Midland Loan Services LP - Rental ABS (4)(5)	8.19%	04/17/2037	3.92%	1,276,366
935,751	Raptor Aircraft Finance LLC 2019-1 A (4)	4.21%	08/23/2044	2.03%	659,243
1,262,329	SALT TR 2021-1A D	7.14%	02/28/2033	3.30%	1,074,356
1,050,000	Skyline Aircraft Finance LLC (Westjet) (6)	0.00%	07/27/2038	3.08%	1,001,595
1,673,817	SOLRR Aircraft 2021-1 C	5.68%	10/15/2046	4.40%	1,431,175
Total Asset Backed Securities (Cost $8,956,429)					7,763,959

Collateralized Loan Obligations (46.04%) (1)
1,300,000	ACRE Manager 2021-FL1 E (4)(5)	5.99%	10/16/2036	3.75%	1,220,613
1,000,000	Blue Mountain Capital Management CLO 2018-2A SUB (4)(6)	0.00%	08/15/2031	0.70%	228,318
1,100,000	Cross Harbor CP 2021-FL1 D (1 Month LIBOR USD + 3.00%, 3.00% Floor) (4)(5)	6.04%	02/15/2038	3.14%	1,020,679
1,000,000	Diamond CLO 2019-1A E (3 Month LIBOR USD + 8.05%, 8.05% Floor) (4)(5)	10.83%	04/25/2029	2.86%	930,972
1,070,000	Elmwood CLO I 2019-1A SUB (4)(6)	0.00%	10/20/2033	1.91%	620,283
1,250,000	Greywolf Capital Management CLO 2019-1A SUBB (4)	0.00%	04/17/2034	1.77%	575,000
1,500,000	LoanCore Capital Credit CLO (1 Month LIBOR USD + 2.95%, 2.95% Floor) (4)(5)	5.77%	05/15/2028	4.44%	1,444,257
1,600,000	Marathon Asset Management CLO 2013-5A (3 Month LIBOR USD + 2.75%, 0.00% Floor) (4)(5)	5.73%	11/21/2027	4.60%	1,499,808
600,000	MJX Asset Management - Venture CDO Ltd. 2018-32A SUB (4)	0.00%	07/18/2031	0.57%	186,000
1,100,000	MJX Asset Management - Venture XXIV CDO Ltd. 2016-24A SUB (4)	0.00%	10/20/2028	0.81%	264,000
470,000	MJX Asset Management - Venture CDO Ltd. 2018-34A SUB (4)	0.00%	10/15/2031	0.55%	178,600
5,000,000	Neuberger Berman CLO Series 2019-35A(4)(6)	3.64%	01/19/2033	2.51%	816,320
1,400,000	OFS Capital Management CLO 2018-1A SUB (4)(6)	0.00%	07/31/2118	1.47%	479,500
800,000	Par-Four Investment Managers -Tralee CDO 2018-5A SUB (4)	0.00%	10/20/2028	0.71%	232,000
50,000	Par-Four Investment Managers - Tralee CDO 2018-5A FR (3 Month LIBOR USD + 8.89%, 8.89% Floor) (4)(6)	11.60%	10/20/2034	0.11%	35,596
1,000,000	Peaks CLO 2017-2A ER (4)(5)(6)	9.82%	07/20/2031	2.30%	750,000
2,500,000	TPG Real Estate Finance 2021-FL4 Class D (1 Month Libor + 3.60%, 3.60% Floor) (4)(5)	6.54%	03/15/2038	7.27%	2,365,017
1,000,000	Venture CDO Ltd 2016-25A E (4)(5)	9.91%	04/20/2029	2.34%	760,916
1,200,000	Vibrant CLO Ltd 2018-8A SUB (4)(6)	0.00%	01/20/2031	0.85%	276,000
1,100,000	Voya Alternative Asset Management CLO 2018-1A SUB (4)	0.00%	04/19/2031	1.32%	429,000
1,000,000	Zais Group CLO Ltd. 2017-1A E (4)(5)	9.51%	07/15/2029	2.06%	670,223
Total Collateralized Loan Obligation (Cost $20,226,764)					14,983,102

Confirmation of Originator Fee Certificates (2.28%) (1)
9,348,994	SBA Confirmation of Originator Fee Certificates (6)(7)	2.52%	08/15/2044	2.28%	743,731
Total Confirmation of Originator Fee Certificates (Cost $785,117)					743,731

Corporate and Other Finance (19.86%) (1)
650,000	Air Canada 2020-1C PTT (4)(5)	10.50%	07/15/2026	2.08%	676,288
1,189,196	Air Canada 2013-1A (4)(5)	4.13%	11/15/2026	3.15%	1,025,933
2,100,000	AXA Investment managers - Allegro CLO Ltd. 2018-1A SUB (4)	0.00%	06/13/2031	2.33%	757,277
1,332,000	OFSBS-2018-1A-FEE (6)			0.02%	7,137
1,789,417	Raistone - First Brands Supply Chain Finance Program (6)		10/05/2022	5.49%	1,787,105
2,250,398	Raistone - First Brands Supply Chain Finance Program (6)		11/23/2022	6.79%	2,210,377
Total Corporate and Other Finance (Cost $6,799,547)					6,464,117

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2022 (Unaudited)

Current Principal Amount/ Shares	Description	Rate	Maturity	Percentage of Net Assets	Fair Value
Residential Mortgage-Backed Securities (46.35%) (1)
1,000,000	AMSR Mortgage Trust 2020-SFR1 Class H (4)(5)	5.30%	04/17/2037	2.91%	945,805
314,219	Banc of America Funding Corporation Series 2008-R4 (1 Month LIBOR + 0.45%, 0.45% Floor, 7.00% Cap) (4)(6)	2.89%	07/25/2037	0.60%	194,439
648,388	Bear Stearns Alt-A Trust Series 2005-10	3.11%	01/25/2036	1.82%	593,529
208,560	Bear Stearns Mortgage Funding Series 2007-AR1 (1 Month LIBOR + 0.20%, 0.20% Floor, 11.50% Cap) (3)(6)	3.48%	02/25/2037	0.62%	201,130
244,430	Countrywide Alternative Loan Trust Series 2005-49CB	5.50%	11/25/2035	0.37%	119,984
67,418	Countrywide Alternative Loan Trust Series 2006-6CB (6)	5.50%	05/25/2036	0.18%	59,324
170,599	Countrywide Alternative Loan Trust Series 2006-J5	6.50%	09/25/2036	0.30%	96,882
270,003	Countrywide Home Loan Series 2002-19 (6)	6.25%	11/25/2032	0.79%	258,621
276,933	Countrywide Home Loan Series 2003-53	2.73%	02/19/2034	0.59%	192,228
78,654	Countrywide Home Loan Series 2006-J2 (6)	6.00%	04/25/2036	0.17%	54,641
76,056	Countrywide Home Loan Series 2003-49	3.78%	12/19/2033	0.22%	70,003
647,044	Countrywide Home Loan Series 2004-18 (6)	6.00%	10/25/2034	1.53%	496,499
246,835	Countrywide Home Loan Series 2005-28 (6)	5.25%	11/25/2023	0.46%	149,441
2,922	Deutsche Mortgage Securities, Inc. Series 2004-4 (1 Month LIBOR + 0.35%, 0.35% Floor)	3.43%	06/25/2034	0.01%	2,620
124,752	First Horizon Alternative Mortgage Securities 2004 AA3 (6)	3.73%	09/25/2034	0.31%	102,339
1,080,000	Fannie Mae Series 22-R04 (1 Month SOFR + 9.50%, 0.00% Floor) (4)(5)	11.78%	03/25/2042	3.30%	1,072,756
42,318	HarborView Mortgage Loan Trust Series 2003-2	3.22%	10/19/2033	0.11%	36,206
1,615	HarborView Mortgage Loan Trust Series 2004-2 (1 Month LIBOR + 0.52%, 0.52% Floor)	3.25%	06/19/2034	0.00%	1,442
6,312	HarborView Mortgage Loan Trust Series 2004-9 (6)	3.90%	12/19/2034	0.02%	6,233
407,088	Harborview Mortgage Loan TRUST C M O SER 2005 7 CL 1A1 (6)	2.72%	06/19/2045	0.55%	177,919
60,539	IndyMac INDX Mortgage Loan Trust Series 2006-AR25	2.54%	09/25/2036	0.17%	54,509
27,409	JP Morgan Mortgage Trust Series 2006-A1 (6)	2.84%	02/25/2036	0.06%	21,021
1,620,470	JP Morgan Alternative Loan Trust 2008-R4(4)	6.00%	12/27/2036	3.03%	986,667
1,684,407	LMAT 2017 - RPL1 B (4)(5)	6.40%	01/28/2070	4.33%	1,409,567
30,335	MASTR Asset Securitization Trust 2006-1 (6)	5.75%	05/25/2036	0.06%	20,772
248,647	Nomura Asset Acceptance Corporation (6)	5.52%	01/25/2036	0.28%	90,184
33,221	Prime Mortgage Trust Series 2003-3(4)(6)	5.99%	01/25/2034	0.06%	20,836
750,000	Progress Residential Trust 2021 - SFR3 H (4)(5)	4.75%	05/17/2026	2.00%	649,622
651,284	Residential Accredit Loans, Inc. 2005-QA13 2A1 (6)	4.21%	12/25/2035	1.75%	568,037
384,514	Residential Asset Securitization Trust (5)(6)	5.62%	02/25/2034	1.10%	356,596
14,198	Residential Funding Mortgage Securities I Series 2005-SA1 (6)	3.69%	03/25/2035	0.02%	7,454
2,020,000	STAR 2022-SFR3 F (5)	7.52%	05/17/2024	6.07%	1,974,312
89,675	Structured Adjustable Rate Mortgage Loan Trust 2005-22 (6)	3.26%	12/25/2035	0.24%	79,487
118,192	Structured Asset Securities Corporation 2003-9A (6)	3.84%	03/25/2033	0.13%	42,088
1,000,000	US Uninsured Agency 2020-DNA1 B2 (1 Month LIBOR + 5.25%, 0.00% Floor) (4)(5)	8.33%	01/25/2050	2.68%	871,635
500,000	US Uninsured Agency 2019-DNA3 B2 (1 Month LIBOR + 8.15%, 0.00% Floor) (4)	11.23%	07/25/2049	1.55%	505,266
800,000	US Uninsured Agency2019-HQA3 (1 Month LIBOR + 7.50%, 0.00% Floor) (4)(5)	10.58%	09/25/2049	2.35%	766,000
1,000,000	US Uninsured Agency2020-HQA2 (1 Month LIBOR + 7.60%, 0.00% Floor) (4)(5)	10.68%	03/25/2050	2.87%	935,000
140,553	Wachovia Mortgage Loan Trust Series 2005-A (6)	3.56%	08/20/2035	0.39%	125,839
376,064	Washington Mutual Mortgage Payment 2005-5A5 (5)(6)	3.68%	06/25/2035	0.98%	320,317
387,137	Wells Fargo Alternative Loan Trust 2007-PA4 (6)	3.66%	07/25/2037	1.05%	341,596
110,944	Wells Fargo Alternative Loan Trust 2007-PA3 (6)	6.00%	07/25/2037	0.32%	104,487
Total Residential Mortgage-Backed Securities (Cost $16,114,539)					15,083,333

Preferred Stocks (4.03%) (1)
49,521	AGNC Investment Corp, Class B, Series F	6.13%		2.93%	953,774
1,594	Annaly Capital Management, Class B	6.50%		0.10%	33,825
11,334	MFA Financial Inc., Class B	6.50%		0.62%	200,385
7,054	New Residential Inv Corp, Class B	6.38%		0.38%	123,092
Total Preferred Stocks (Cost $1,742,244)					1,311,076

Short-Term Investments - Investment Companies (5.89%) (1)
1,915,642	First American Government Obligation - Class X	2.78%		5.89%	1,915,642
Total Short-Term Investments - Investment Companies (Cost $1,915,642)					1,915,642

Total Investments (148.31%) (1) (Cost $56,540,282)					48,264,960
Other Liabilities in Excess of Assets (-48.31%) (1)					(15,722,070)
Total Net Assets Applicable to Unitholders (100.00%) (1)					$32,542,890

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

(1) Percentages are stated as a percent of net assets.
(2) Rate reported is the current yield as of September 30, 2022.
(3) Step-up bond that pays an initial spread for the first period and then a higher spread for the following periods. Spread shown is as of period end.
(4) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2022, these securities amounted to $27,735802 or 85.23% of net assets.

(5) Collateral or partial collateral for securities sold subject to repurchase. As of September 30, 2022, these securities amounted to $22,942,682 or 70.50% of net assets.
(6) Security is categorized as Level 3 per the Fund's fair value hierarchy. As of September 30, 2022, these securities amounted to $14,363,700 or 44.14% of net assets.
(7) This security represents a basket of interest only strips. This rate disclosed is the weighted average rate on the basket. The maturity shown is the earliest maturity of the underlying strips.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
2.61%	SOFR	Received	Annually	08/09/2032	$2,087,000	$(5,499)	$(21,264)	$154,499
						$(5,499)	$(21,264)	$154,499

Over-the-Counter Credit Default Swaps - Sell Protection

Counterparty	Reference Index	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at September 30, 2022	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
Morgan Stanley	CDX.NA.HY.37.15-25	5.00%	12/20/2026	8.76%	$1,000,000	$20,500	$(145,062)	$(124,562)
						$20,500	$(145,062)	$(124,562)
						$15,001	$(166,326)	$29,937

Ellington Income Opportunities Fund
Investment Leveling Table
September 30, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Investments
Asset Backed Securities	$-	$5,153,926	$2,610,033	$7,763,959
Collateralized Loan Obligation	-	11,777,085	3,206,017	14,983,102
Confirmation of Originator Fee Certificates	-	-	743,731	743,731
Corporate and Other Finance	-	2,459,498	4,004,619	6,464,117
Residential Mortgage Backed Securities	-	11,284,033	3,799,300	15,083,333
Preferred Stocks	1,311,076	-	-	1,311,076
Short-Term Investments	1,915,642	-	-	1,915,642
Total Investments	$3,226,718	$30,674,542	$14,363,700	$48,264,960

Other Financial Instruments*
Interest Rate Swaps	$-	$154,499	$-
Credit Default Swaps	-	(124,562)	-
Swaps Contracts	$-	$29,937	$-	$29,937
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps contracts. Swap Contracts are reported at market value.

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
2.61%	SOFR	Received	Annually	08/09/2032	$2,087,000	$(5,499)	$(21,264)	$154,499
						$(5,499)	$(21,264)	$154,499

Ellington Income Opportunities Fund
SCHEDULE OF CREDIT DEFAULT SWAPS
September 30, 2022 (Unaudited)

Over-the-Counter Credit Default Swaps - Sell Protection

Counterparty	Reference Index	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at September 30, 2022	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
Morgan Stanley	CDX.NA.HY.37.15-25	5.00%	12/20/2026	8.76%	$1,000,000	$20,500	$(145,062)	$(124,562)
						$20,500	$(145,062)	$(124,562)

VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

The Adviser seeks to obtain at least one third-party indicative valuation for each instrument, and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Adviser has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Adviser generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Adviser generally does not adjust such valuations, the Adviser may challenge or reject a valuation when, based on validation criteria, the Adviser determines that such valuation is unreasonable or erroneous. Furthermore, the Adviser may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Adviser believes to be fair value, and in such circumstances the Adviser may override the third-party valuation with their own good faith valuation. The validation criteria include the use of the Adviser’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Adviser’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s valuation committee. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.

The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$5,153,926	$2,610,033	$7,763,959
Collateralized Loan Obligations	-	11,777,085	3,206,017	14,983,102
Confirmation of Originator Fee Certificates	-	-	743,731	743,731
Corporate and Other Finance	-	2,459,498	4,004,619	6,464,117
Residential Mortgage-Backed Securities	-	11,284,033	3,799,300	15,083,333
Preferred Stocks	1,311,076	-	-	1,311,076
Short-Term Investments	1,915,642	-	-	1,915,642
Total Investments	$3,226,718	$30,674,542	$14,363,700	$48,264,960

Swap Contracts	$-	$29,937	$-	$29,937

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information.  These values are non-binding, and may not be determinative of fair value. Values are evaluated during the Fund's valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of December 31, 2021	$7,825,497
Purchases	4,932,673
Sales proceeds and paydowns	(889,642)
Realized gain / (loss)	(17,815)
Payment-in-kind	-
Change in unrealized gain / (loss)	1,113,040
Transfers into / (out of) Level 3	1,429,883
Ending Balance – September 30, 2022	$14,393,636

Change in unrealized appreciation / (depreciation) during the period for Level 3 investments held at December 31, 2021	$(175,572)

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of September 30, 2022:

	Fair Value at 9/30/2022	Valuation Methodology	Unobservable Inputs	Input Value / Range	Weighted Average
Collateralized Loan Obligation	$1,700,517	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	- 0.35% to - 0.89%	- 0.67%
Residential Mortgage-Backed Securities	$3,390,878	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	- 0.62% to - 3.00%	- 2.31%

Certain of the Fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Fund, including third-party transaction and quotations. As a result, fair value assets of $9,272,305 have been excluded from the proceeding table.

BORROWING

Reverse Repurchase Agreements: As of September 30, 2022, the Fund had the following reverse repurchase agreements outstanding, which were equal to 50.25% of the Fund’s net assets:

Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Borrowing & Interest
JP Morgan Securities	$611,000	4.51%	08/15/2022	02/10/2023	614,597
JP Morgan Securities	775,000	4.50%	08/15/2022	02/10/2023	779,841
JP Morgan Securities	517,400	3.60%	09/02/2022	10/21/2022	518,900
RBC Capital Markets	910,000	3.94%	09/12/2022	11/14/2022	911,892
RBC Capital Markets	593,000	5.09%	09/26/2022	11/28/2022	593,419
RBC Capital Markets	442,000	4.99%	09/26/2022	11/28/2022	442,306
RBC Capital Markets	505,000	4.99%	09/26/2022	11/28/2022	505,350
RBC Capital Markets	562,000	5.04%	09/26/2022	11/28/2022	562,393
RBC Capital Markets	285,000	4.61%	07/18/2022	12/19/2022	287,737
RBC Capital Markets	1,027,000	4.89%	09/28/2022	11/28/2022	1,027,419
JP Morgan Securities	428,000	4.51%	08/15/2022	02/10/2023	430,520
JP Morgan Securities	1,497,000	4.35%	08/12/2022	02/10/2023	1,506,039
RBC Capital Markets JP Morgan Securities	218,000 902,000	4.61% 4.55%	07/18/2022 09/30/2022	12/19/2022 12/27/2022	220,094 902,114
Lucid Management LP	770,000	3.50%	07/14/2022	10/13/2022	775,911
RBC Capital Markets Lucid Management LP	723,000 1,176,000	4.66% 3.58%	07/18/2022 07/14/2022	12/19/2022 10/13/2022	730,019 1,185,234
JP Morgan Securities	907,000	4.82%	09/26/2022	12/27/2022	907,607
JP Morgan Securities	525,000	4.91%	09/26/2022	12/27/2022	525,358
JP Morgan Securities	1,866,000	4.50%	09/30/2022	12/27/2022	1,866,233
RBC Capital Markets	596,000	4.24%	08/29/2022	10/31/2022	598,316
JP Morgan Securities	518,000	4.81%	09/26/2022	12/27/2022	518,346
Totals	$16,353,400				$16,409,647

As of September 30, 2022, the fair value of securities held as collateral for reverse repurchase agreements was $22,942,682, as noted on the Schedule of Investments. Reverse repurchase agreements are not included in the fair value hierarchy because they are carried at face value. For the period ended September 30, 2022, the average daily balance and average interest rate in effect for reverse repurchase agreements were $12,473,745 and 2.09%, respectively.